Inventories (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Current Inventories

All figures in £ millions	2022	2021

Raw materials	5	7

Work in progress	2	2

Finished goods	93	84

Returns asset	5	5

	105	98